FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CURRENCY RISK (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/decrease rate of RMB against foreign currencies	5.00%	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross exposure arising from loans | $			$ 22		$ 103
Increase(decrease) of net income due to rate of RMB against foreign currencies | ¥	¥ 5	¥ 27
SGD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross exposure arising from loans | $				$ 4
Increase(decrease) of net income due to rate of RMB against foreign currencies | ¥		¥ 1